Provision for Pension Plan - Over Funded Status (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Total	R$ 758,707	R$ 1,700,472
Current	4,880	1,080
Non-current	753,827	1,699,392
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
Total	364,552	1,329,931
TelemarPrev Plan
Defined Benefit Plan Disclosure [Line Items]
Total	343,286	317,500
PBS-Telemar Plan
Defined Benefit Plan Disclosure [Line Items]
Total	R$ 50,869	R$ 53,041